INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments

As at June 30, 2019 and December 31, 2018, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2019	2018
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

(in thousands of $)	CCL	UFC	Seateam	Total
At December 31, 2018	—	772	886	1,658
Dividend received from associated companies	—	(150)	—	(150)
Share of income (loss)	—	179	(1)	178
At June 30, 2019	—	801	885	1,686